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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03826

                                AIM Sector Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
              (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Item 1.  Schedule of Investments.

                                AIM ENERGY FUND
          Quarterly Schedule of Portfolio Holdings o December 31, 2005


YOUR GOALS. OUR SOLUTIONS.                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              I-ENE-QTR-1 12/05           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
December 31, 2005
(Unaudited)


                                                                    SHARES              VALUE
----------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--79.17%

COAL & CONSUMABLE FUELS--4.68%

CONSOL Energy Inc.                                                   325,000     $    21,183,500
----------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                                 450,000          37,089,000
====================================================================================================
                                                                                      58,272,500
====================================================================================================

GAS UTILITIES--1.52%

Questar Corp.                                                        250,000          18,925,000
====================================================================================================

INTEGRATED OIL & GAS--13.25%

Amerada Hess Corp.                                                   230,000          29,168,600
----------------------------------------------------------------------------------------------------
ConocoPhillips                                                       590,000          34,326,200
----------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                    180,000          10,110,600
----------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                   1,100,000          59,389,000
----------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                           400,000          31,952,000
====================================================================================================
                                                                                     164,946,400
====================================================================================================

OIL & GAS DRILLING--12.68%

GlobalSantaFe Corp.                                                  650,000          31,297,500
----------------------------------------------------------------------------------------------------
Hercules Offshore, Inc.                              (a)             520,000          14,773,200
----------------------------------------------------------------------------------------------------
Nabors Industries Ltd.                               (a)             500,000          37,875,000
----------------------------------------------------------------------------------------------------
Noble Corp.                                                          450,000          31,743,000
----------------------------------------------------------------------------------------------------
Todco-Class A                                                        350,000          13,321,000
----------------------------------------------------------------------------------------------------
Transocean Inc.                                      (a)             415,000          28,921,350
====================================================================================================
                                                                                     157,931,050
====================================================================================================

OIL & GAS EQUIPMENT & SERVICES--22.94%

BJ Services Co.                                                      500,000          18,335,000
----------------------------------------------------------------------------------------------------
Cal Dive International, Inc.                         (a)             700,000          25,123,000
----------------------------------------------------------------------------------------------------
FMC Technologies, Inc.                               (a)             450,000          19,314,000
----------------------------------------------------------------------------------------------------
Grant Prideco, Inc.                                  (a)           1,100,000          48,532,000
----------------------------------------------------------------------------------------------------
Halliburton Co.                                                      550,000          34,078,000
----------------------------------------------------------------------------------------------------
Hanover Compressor Co.                               (a)                 817              11,528
----------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                          (a)             775,000          48,592,500
----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                    520,000          50,518,000
----------------------------------------------------------------------------------------------------
Weatherford International Ltd.                       (a)           1,136,000          41,123,200
====================================================================================================
                                                                                     285,627,228
====================================================================================================

I-ENE-QTR-1

                                                                        SHARES          VALUE
-------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--15.08%

Apache Corp.                                                             610,000     $    41,797,200
-------------------------------------------------------------------------------------------------------
Barrett (Bill) Corp.                                   (a)             1,075,000          41,505,750
-------------------------------------------------------------------------------------------------------
Cheniere Energy, Inc.                                  (a)(b)            824,000          30,669,280
-------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                      500,000          36,685,000
-------------------------------------------------------------------------------------------------------
Newfield Exploration Co.                               (a)               580,000          29,040,600
-------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                       200,000           8,060,000
=======================================================================================================
                                                                                         187,757,830
=======================================================================================================

OIL & GAS REFINING & MARKETING--3.94%

Valero Energy Corp.                                                      950,000          49,020,000
=======================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--5.08%

Kinder Morgan, Inc.                                                      310,000          28,504,500
-------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                              1,500,000          34,755,000
=======================================================================================================
                                                                                          63,259,500
=======================================================================================================

Total Domestic Common Stocks
(Cost $696,453,553)                                                                      985,739,508
=======================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--15.97%

CANADA--7.47%

Canadian Natural Resources Ltd.
(Oil & Gas Exploration & Production)                                     430,000          21,336,600
-------------------------------------------------------------------------------------------------------
Nexen Inc. (Oil & Gas Exploration & Production)                          700,000          33,341,000
-------------------------------------------------------------------------------------------------------
Talisman Energy Inc.
(Oil & Gas Exploration & Production)                                     725,000          38,338,000
=======================================================================================================
                                                                                          93,015,600
=======================================================================================================

FRANCE--2.74%

Total S.A.-ADR (Integrated Oil & Gas)                  (b)               270,000          34,128,000
=======================================================================================================

NETHERLANDS--2.23%

Chicago Bridge & Iron Co. N.V.-New York Shares
(Construction & Engineering)                                           1,100,000          27,731,000
=======================================================================================================

UNITED KINGDOM--3.53%

BP PLC-ADR (Integrated Oil & Gas)                                        685,000          43,990,700
=======================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $138,660,351)                                                                      198,865,300
=======================================================================================================

I-ENE-QTR-1

                                                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.46%
Premier Portfolio-Institutional Class
(Cost $18,098,183)                                               (c)             18,098,183     $    18,098,183
=================================================================================================================

TOTAL INVESTMENTS--96.60% (excluding investments
purchased with cash collateral from securities loaned)(Cost
$853,212,087)                                                                                     1,202,702,991
=================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.64%
Premier Portfolio-Institutional Class                            (c)(d)           7,954,645           7,954,645
=================================================================================================================

Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $7,954,645)                                                             7,954,645
=================================================================================================================

TOTAL INVESTMENTS--97.24%
(Cost $861,166,732)                                                                               1,210,657,636
=================================================================================================================
OTHER ASSETS LESS LIABILITIES--2.76%                                                                 34,416,956
=================================================================================================================
NET ASSETS--100.00%                                                                             $ 1,245,074,592
=================================================================================================================

Investment Abbreviations:
ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2005.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

I-ENE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

I-ENE-QTR-1
     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security.

I-ENE-QTR-1

      The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended December 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                   CHANGE IN
                                                                   UNREALIZED                                      REALIZED
                      VALUE       PURCHASES AT  PROCEEDS FROM     APPRECIATION       VALUE          DIVIDEND         GAIN
FUND                 03/31/05        COST          SALES         (DEPRECIATION)    12/31/05         INCOME          (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class           $  26,315,584   $ 444,241,548   $(452,458,949)   $          --   $  18,098,183   $     598,497   $          --
===============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     CHANGE IN
                                                                     UNREALIZED                                    REALIZED
                    VALUE       PURCHASES AT     PROCEEDS FROM      APPRECIATION     VALUE         DIVIDEND         GAIN
FUND               03/31/05        COST             SALES          (DEPRECIATION)   12/31/05        INCOME*        (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class           $          --   $ 359,800,433   $(351,845,788)   $          --   $   7,954,645   $      59,931   $          --
===============================================================================================================================
TOTAL           $  26,315,584   $ 804,041,981   $(804,304,737)   $          --   $  26,052,828   $     658,428   $          --
===============================================================================================================================

* Net of compensation to counterparties.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

I-ENE-QTR-1

     At December 31, 2005, securities with an aggregate value of $7,790,952 were on loan to brokers. The loans were secured by cash collateral of $7,954,645 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2005, the Fund received dividends on cash collateral of $59,931 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2005 was $708,127,280 and $397,798,600, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $   352,681,499
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (4,739,176)
====================================================================================
Net unrealized appreciation of investment securities             $   347,942,323
====================================================================================
Cost of investments for tax purposes is $862,715,313

I-ENE-QTR-1

                          AIM FINANCIAL SERVICES FUND
          Quarterly Schedule of Portfolio Holdings o December 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--


AIMinvestments.com             I-FSE-QTR-1 12/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
December 31, 2005
(Unaudited)

                                                                                    SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.39%

ASSET MANAGEMENT & CUSTODY BANKS--8.80%

Bank of New York Co., Inc. (The)                                                  1,117,600     $    35,595,560
-------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                                                   454,050          16,818,012
-------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                             41,000           3,854,410
-------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                  158,500           8,787,240
===================================================================================================================
                                                                                                     65,055,222
===================================================================================================================

CONSUMER FINANCE--3.25%

Capital One Financial Corp.                                                         278,400          24,053,760
===================================================================================================================

DIVERSIFIED BANKS--14.54%
Anglo Irish Bank Corp. PLC (Ireland)                             (a)                468,600           7,161,125
-------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                               842,612          38,886,544
-------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                        506,700          15,145,263
-------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                      521,200          27,550,632
-------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                   298,200          18,735,906
===================================================================================================================
                                                                                                    107,479,470
===================================================================================================================

DIVERSIFIED CAPITAL MARKETS--1.53%

UBS A.G. (Switzerland)                                                              119,000          11,322,850
===================================================================================================================

INSURANCE BROKERS--5.25%

Aon Corp.                                                                           442,200          15,897,090
-------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                         722,000          22,930,720
===================================================================================================================
                                                                                                     38,827,810
===================================================================================================================

INVESTMENT BANKING & BROKERAGE--10.72%

Lehman Brothers Holdings Inc.                                                       111,700          14,316,589
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                           618,500          41,891,005
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                      404,900          22,974,026
===================================================================================================================
                                                                                                     79,181,620
===================================================================================================================

LIFE & HEALTH INSURANCE--2.25%

Prudential Financial, Inc.                                                          227,000          16,614,130
===================================================================================================================

I-FSE-QTR-1

                                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
MULTI-LINE INSURANCE--8.19%

American International Group, Inc.                                                  127,352     $     8,689,227
-------------------------------------------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                                                     308,400          10,664,472
-------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                       479,000          41,141,310
===================================================================================================================
                                                                                                     60,495,009
===================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--15.23%

Citigroup Inc.                                                                    1,179,801          57,255,742
-------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                              1,392,072          55,251,338
===================================================================================================================
                                                                                                    112,507,080
===================================================================================================================

PROPERTY & CASUALTY INSURANCE--8.62%

ACE Ltd.                                                                            637,500          34,068,000
-------------------------------------------------------------------------------------------------------------------
MBIA Inc.                                                                           252,000          15,160,320
-------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                 323,467          14,449,271
===================================================================================================================
                                                                                                     63,677,591
===================================================================================================================

REGIONAL BANKS--7.48%

Cullen/Frost Bankers, Inc.                                                          157,200           8,438,496
-------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                 526,050          19,842,606
-------------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                           438,500          11,997,360
-------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                111,500           8,112,740
-------------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                        91,100           6,883,516
===================================================================================================================
                                                                                                     55,274,718
===================================================================================================================

SPECIALIZED CONSUMER SERVICES--1.14%

H&R Block, Inc.                                                                     344,000           8,445,200
===================================================================================================================

THRIFTS & MORTGAGE FINANCE--12.39%

Fannie Mae                                                                          825,700          40,302,417
-------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                         405,900          26,525,565
-------------------------------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                                           596,700           7,232,004
-------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                               425,600          17,479,392
===================================================================================================================
                                                                                                     91,539,378
===================================================================================================================

Total Common Stocks (Cost $541,719,850)                                                             734,473,838
===================================================================================================================

MONEY MARKET FUNDS--0.62%

Premier Portfolio-Institutional Class(Cost $4,484,341)              (b)           4,484,341           4,484,341
===================================================================================================================

TOTAL INVESTMENTS--100.01%(Cost $546,204,191)                                                       738,958,179
===================================================================================================================
OTHER ASSETS LESS LIABILITIES--(0.01%)                                                                  (12,267)
===================================================================================================================
NET ASSETS--100.00%                                                                             $   738,945,912
===================================================================================================================

I-FSE-QTR-1

Notes to Schedule of Investments:


(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at December 31, 2005 represented 0.97% of the Fund's Net Assets. See Note 1A.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


See accompanying notes which are an integral part of this schedule.

I-FSE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

I-FSE-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I-FSE-QTR-1

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended December 31, 2005.


                                                                          CHANGE IN
                                                                         UNREALIZED
                          VALUE        PURCHASES AT   PROCEEDS FROM     APPRECIATION      VALUE          DIVIDEND        REALIZED
FUND                    03/31/05          COST           SALES         (DEPRECIATION)    12/31/05         INCOME        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $  25,338,683   $ 138,813,406   $(159,667,748)   $          --   $   4,484,341   $     312,590   $         --
===================================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2005 was $21,464,444 and $150,815,552, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                 $   219,280,011
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (27,084,895)
===============================================================================================
Net unrealized appreciation of investment securities                       $   192,195,116
===============================================================================================
Cost of investments for tax purposes is $546,763,063

I-FSE-QTR-1

                         AIM GOLD & PRECIOUS METALS FUND

           Quarterly Schedule of Portfolio Holdings - December 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

AIMinvestments.com              I-GPM-QTR-1 12/05             AIM Advisors, Inc.

SCHEDULE OF INVESTMENTS
December 31, 2005
(Unaudited)

                                                                      SHARES         VALUE
                                                                    ----------   ------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--73.33%
AUSTRALIA--6.09%
BHP Billiton Ltd.-ADR (Diversified Metals & Mining)                    180,000   $  6,015,600
Newcrest Mining Ltd. (Gold)                                (a)         250,000      4,485,006
                                                                                 ------------
                                                                                   10,500,606
                                                                                 ------------

CANADA--53.42%
Agnico-Eagle Mines Ltd. (Gold)                                         285,000      5,631,600
Barrick Gold Corp. (Gold)                                              250,000      6,967,500
Bema Gold Corp. (Gold)                                     (b)       1,000,000      2,910,000
Cambior Inc. (Gold)                                        (b)       1,700,000      4,760,000
Cameco Corp. (Coal & Consumable Fuels)                     (c)          67,000      4,247,130
Eldorado Gold Corp. (Gold)                                 (b)       1,550,000      7,586,014
Gabriel Resources Ltd. (Gold)                              (b)         239,700        585,539
Gammon Lake Resources Inc. (Precious Metals & Minerals)    (b)         400,000      4,760,000
Glamis Gold Ltd. (Gold)                                    (b)(c)      330,000      9,068,400
Goldcorp Inc. (Gold)                                       (c)         375,000      8,355,000
Inco Ltd. (Diversified Metals & Mining)                    (b)         110,000      4,792,700
Ivanhoe Mines Ltd. (Diversified Metals & Mining)           (b)(c)      550,000      3,954,500
Kinross Gold Corp. (Gold)                                  (b)         600,000      5,542,749
Meridian Gold Inc. (Gold)                                  (b)(c)      275,000      6,014,250
Pacific Rim Mining Corp. (Precious Metals & Minerals)      (b)       1,254,900        949,864
Pan American Silver Corp. (Precious Metals & Minerals)     (b)         320,000      6,025,600
Placer Dome Inc. (Gold)                                    (c)         345,000      7,910,850
Rio Narcea Gold Mines Ltd. (Gold)                          (b)         515,900        709,995
Solitario Resources Corp. (Precious Metals & Minerals)     (b)(c)      631,000        982,376
SouthernEra Diamonds, Inc.-Class A (Precious Metals &
   Minerals)                                               (b)(c)    1,025,000        299,759
                                                                                 ------------
                                                                                   92,053,826
                                                                                 ------------

SOUTH AFRICA--9.84%
Gold Fields Ltd.-ADR (Gold)                                (c)         460,000      8,109,800
Impala Platinum Holdings Ltd. (Precious Metals &
   Minerals)                                               (a)          60,000      8,845,700
                                                                                 ------------
                                                                                   16,955,500
                                                                                 ------------

                                                                      SHARES         VALUE
                                                                    ----------   ------------
UNITED KINGDOM--3.98%
Rio Tinto PLC (Diversified Metals & Mining)                (a)         150,000   $  6,848,828
                                                                                 ------------
Total Foreign Stocks & Other Equity Interests (Cost
   $104,519,055)                                                                  126,358,760
                                                                                 ------------
DOMESTIC COMMON STOCKS--14.61%
DIVERSIFIED METALS & MINING--8.57%
Freeport-McMoRan Copper & Gold, Inc.-Class B               (b)         146,000      7,854,800
Phelps Dodge Corp.                                                      48,000      6,905,760
                                                                                 ------------
                                                                                   14,760,560
                                                                                 ------------

GOLD--4.65%
Newmont Mining Corp.                                                   150,000      8,010,000
                                                                                 ------------
PRECIOUS METALS & MINERALS--1.39%
Coeur d'Alene Mines Corp.                                  (b)(c)      600,000      2,400,000
                                                                                 ------------
Total Domestic Common Stocks (Cost $23,379,317)                                    25,170,560
                                                                                 ------------
GOLD BULLION--4.49%
Gold Bullion  (Cost $4,266,032)                            (b)(d)       14,974      7,741,558
                                                                                 ------------
MONEY MARKET FUNDS--6.20%
Premier Portfolio-Institutional Class (Cost
   $10,686,059)                                            (e)      10,686,059     10,686,059
                                                                                 ------------
TOTAL INVESTMENTS--98.63% (excluding investments
   purchased with cash collateral from securities
   loaned) (Cost $142,850,463)                                                    169,956,937
                                                                                 ------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED

MONEY MARKET FUNDS--6.54%
Premier Portfolio-Institutional Class                      (e)(f)   11,275,224     11,275,224
                                                                                 ------------
Total Money Market Funds (purchased with cash collateral
   from securities loaned) (Cost $11,275,224)                                      11,275,224
                                                                                 ------------
TOTAL INVESTMENTS--105.17%  (Cost $154,125,687)                                   181,232,161
                                                                                 ------------
OTHER ASSETS LESS LIABILITIES--(5.17%)                                             (8,911,681)
                                                                                 ------------
NET ASSETS--100.00%                                                              $172,320,480
                                                                                 ------------

Investment Abbreviations:

ADR- American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2005 was $20,179,534, which represented 11.71% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2005.

(d)  Investments in other than securities--Gold Bullion. See Note 1F.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. GOLD BULLION - The Fund may invest up to 10% at the time of purchase of its total assets directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the former states of the Soviet Union. International monetary and political developments such as currency devaluations, central bank movements and social and economic conditions affecting either country may have a direct impact on the gold industry. The price of gold can be subject to substantial fluctuations over short periods of time. Investments directly in gold bullion will earn no income; appreciation is the sole manner in which the Fund can realize gains on bullion investments. Gold bullion is valued based upon daily quotes provided by banks or brokers dealing in such commodities.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended December 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                              CHANGE IN
                                                             UNREALIZED
                  VALUE       PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND             03/31/05      AT COST         SALES       (DEPRECIATION)     12/31/05     INCOME    GAIN (LOSS)
----            ----------   -----------   -------------   --------------   -----------   --------   -----------
Premier
Portfolio-
Institutional
Class           $1,047,383   $68,404,774    $(58,766,098)        $--        $10,686,059   $126,727       $--

   INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                CHANGE IN
                                                               UNREALIZED
                  VALUE        PURCHASES     PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND             03/31/05       AT COST          SALES       (DEPRECIATION)     12/31/05     INCOME*   GAIN (LOSS)
----            ----------   ------------   --------------   --------------   -----------   --------   -----------
Premier
Portfolio-
Institutional
Class           $8,909,192   $161,394,244    $(159,028,212)        $--        $11,275,224   $ 39,544       $--
                ----------   ------------    -------------         ---        -----------   --------       ---
      TOTAL     $9,956,575   $229,799,018    $(217,794,310)        $--        $21,961,283   $166,271       $--
                ----------   ------------    -------------         ---        -----------   --------       ---

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At December 31, 2005, securities with an aggregate value of $10,850,532 were on loan to brokers. The loans were secured by cash collateral of $11,275,224 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2005, the Fund received dividends on cash collateral of $39,544 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2005 was $75,839,293 and $87,221,614, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of:
   Investment securities:                                      $ 30,742,323
   Gold Bullion                                                   3,475,526
Aggregate unrealized (depreciation) of investment securities     (7,376,552)
                                                               ------------
Net unrealized appreciation of investment securities           $ 26,841,297
                                                               ============

Cost of investments for tax purposes is $150,124,832.
Cost of Gold Bullion for tax purposes is $4,266,032.

                                AIM LEISURE FUND
          Quarterly Schedule of Portfolio Holdings o December 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            I-LEI-QTR-1 12/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
December 31, 2005
(Unaudited)

                                                                                   SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
INTERESTS--78.60%

ADVERTISING--7.10%

Harte-Hanks, Inc.                                                                   246,450     $     6,503,815
-----------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                  588,000          50,056,440
=================================================================================================================
                                                                                                     56,560,255
=================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--3.61%

Carter's, Inc.                                                      (a)              79,451           4,675,691
-----------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                             428,800          24,072,832
=================================================================================================================
                                                                                                     28,748,523
=================================================================================================================

BREWERS--1.02%

Anheuser-Busch Cos., Inc.                                                           189,733           8,150,930
=================================================================================================================

BROADCASTING & CABLE TV--13.56%

Cablevision Systems Corp.-Class A                                   (a)             765,493          17,966,121
-----------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                  296,549           9,326,466
-----------------------------------------------------------------------------------------------------------------
Comcast Corp.-Class A                                               (a)             425,300          11,040,788
-----------------------------------------------------------------------------------------------------------------
Discovery Holding Co.-Class A                                       (a)             261,468           3,961,240
-----------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp.-Class A                               (a)             349,485           9,495,507
-----------------------------------------------------------------------------------------------------------------
Gray Television, Inc.                                                               405,774           3,984,701
-----------------------------------------------------------------------------------------------------------------
Liberty Global, Inc.-Class A                                        (a)             220,489           4,961,002
-----------------------------------------------------------------------------------------------------------------
Liberty Global, Inc.-Series C                                       (a)             220,489           4,674,367
-----------------------------------------------------------------------------------------------------------------
Liberty Media Corp.-Class A                                         (a)           2,510,979          19,761,405
-----------------------------------------------------------------------------------------------------------------
Liberty Media Corp.-Class B                                         (a)             179,925           1,450,195
-----------------------------------------------------------------------------------------------------------------
NTL Inc.                                                            (a)              58,500           3,982,680
-----------------------------------------------------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A                                                    137,300           6,593,146
-----------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.-Class A                                              537,000           4,940,400
-----------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.-Class A                           (a)             246,100           1,257,571
-----------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A                               (a)             160,100           4,705,339
=================================================================================================================
                                                                                                    108,100,928
=================================================================================================================

CASINOS & GAMING--10.09%

Aztar Corp.                                                         (a)             122,100           3,710,619
-----------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                        737,252          52,558,695
-----------------------------------------------------------------------------------------------------------------
International Game Technology                                                       523,140          16,102,249
-----------------------------------------------------------------------------------------------------------------
MGM MIRAGE                                                          (a)             220,032           8,068,573
=================================================================================================================
                                                                                                     80,440,136
=================================================================================================================

I-LEI-QTR-1

                                                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
CONSUMER ELECTRONICS--0.15%

Directed Electronics, Inc.                                          (a)              85,714     $     1,229,996
=================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.79%

Cendant Corp.                                                                       825,059          14,232,268
=================================================================================================================

FOOTWEAR--0.76%

NIKE, Inc.-Class B                                                                   69,400           6,023,226
=================================================================================================================

GENERAL MERCHANDISE STORES--0.78%

Target Corp.                                                                        112,700           6,195,119
=================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.38%

Electronic Arts Inc.                                                (a)              58,400           3,054,904
=================================================================================================================

HOME IMPROVEMENT RETAIL--1.50%

Home Depot, Inc. (The)                                                              295,722          11,970,827
=================================================================================================================

HOTELS, RESORTS & CRUISE LINES--12.29%

Carnival Corp.                                                      (b)             520,100          27,809,747
-----------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                 753,956          18,177,879
-----------------------------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                                                235,500          15,771,435
-----------------------------------------------------------------------------------------------------------------
Royal Carribbean Cruises Ltd.                                                       231,944          10,451,397
-----------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                           (c)             403,860          25,790,500
=================================================================================================================
                                                                                                     98,000,958
=================================================================================================================

HYPERMARKETS & SUPER CENTERS--1.18%

Wal-Mart Stores, Inc.                                                               201,327           9,422,104
=================================================================================================================

INTERNET RETAIL--1.76%

Blue Nile, Inc.                                                  (a)(d)             155,021           6,248,897
-----------------------------------------------------------------------------------------------------------------
Expedia, Inc.                                                       (a)             206,050           4,936,958
-----------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp                                                 (a)             101,150           2,863,556
=================================================================================================================
                                                                                                     14,049,411
=================================================================================================================

INTERNET SOFTWARE & SERVICES--2.02%

Yahoo! Inc.                                                         (a)             410,500          16,083,390
=================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--2.23%

iShares Russell 3000 Index Fund                                     (d)              82,168           5,917,739
-----------------------------------------------------------------------------------------------------------------
iShares S&P 500 Index Fund                                                           47,336           5,899,959
-----------------------------------------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust-Series 1                                           47,639           5,931,532
=================================================================================================================
                                                                                                     17,749,230
=================================================================================================================

I-LEI-QTR-1

                                                                                    SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
LEISURE FACILITIES--0.32%

Cedar Fair, L.P.                                                                     89,200     $     2,545,768
=================================================================================================================

LEISURE PRODUCTS--0.76%

Marvel Entertainment, Inc.                                          (a)             110,300           1,806,714
-----------------------------------------------------------------------------------------------------------------
Polaris Industries Inc.                                                              84,700           4,251,940
=================================================================================================================
                                                                                                      6,058,654
=================================================================================================================

MOVIES & ENTERTAINMENT--9.31%

Live Nation, Inc.                                                   (a)              37,068             485,591
-----------------------------------------------------------------------------------------------------------------
News Corp.-Class A                                                                1,903,094          29,593,112
-----------------------------------------------------------------------------------------------------------------
Pixar                                                               (a)              66,600           3,511,152
-----------------------------------------------------------------------------------------------------------------
Regal Entertainment Group-Class A                                   (d)             160,200           3,047,004
-----------------------------------------------------------------------------------------------------------------
Time Warner Inc.                                                                  1,056,000          18,416,640
-----------------------------------------------------------------------------------------------------------------
Viacom Inc.-Class A                                                 (a)             129,100           4,229,316
-----------------------------------------------------------------------------------------------------------------
Viacom Inc.-Class B                                                 (a)             129,400           4,218,440
-----------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                               447,299          10,721,757
=================================================================================================================
                                                                                                     74,223,012
=================================================================================================================

PUBLISHING--3.59%

Belo Corp.-Class A                                                                  331,700           7,101,697
-----------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                    95,205           5,766,567
-----------------------------------------------------------------------------------------------------------------
McClatchy Co. (The)-Class A                                                         129,300           7,641,630
-----------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                        157,000           8,105,910
=================================================================================================================
                                                                                                     28,615,804
=================================================================================================================

RESTAURANTS--2.44%

CBRL Group, Inc.                                                                    276,800           9,729,520
-----------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                    121,100           4,083,492
-----------------------------------------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc.                                      (a)              81,800           1,480,580
-----------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                    89,500           4,195,760
=================================================================================================================
                                                                                                     19,489,352
=================================================================================================================

SOFT DRINKS--0.86%

PepsiCo, Inc.                                                                       115,700           6,835,556
=================================================================================================================

SPECIALTY STORES--1.10%

PETsMART, Inc.                                                                      341,167           8,754,345
=================================================================================================================

Total Domestic Common Stocks & Other Equity Interests
 (Cost $448,637,036)                                                                                626,534,696
=================================================================================================================

I-LEI-QTR-1

                                                                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--19.66%

BELGIUM--4.63%

Compagnie Nationale a Portefeuille (Multi-Sector Holdings)       (e)(d)              10,900     $     3,126,584
-----------------------------------------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)               (e)             282,500          27,709,986
-----------------------------------------------------------------------------------------------------------------
InBev N.V. (Brewers)                                                (e)             139,535           6,070,252
=================================================================================================================
                                                                                                     36,906,822
=================================================================================================================

BRAZIL--1.09%

Companhia de Bebidas das Americas-ADR (Brewers)                                     265,946           8,696,434
=================================================================================================================

CANADA--1.12%

Intrawest Corp. (Hotels, Resorts & Cruise Lines)                                    309,480           8,959,446
=================================================================================================================

DENMARK--0.85%

Carlsberg A.S.-Class B (Brewers)                                 (d)(e)             125,900           6,756,995
=================================================================================================================

FRANCE--2.83%

Accor S.A. (Hotels, Resorts & Cruise Lines)                         (e)             207,500          11,408,533
-----------------------------------------------------------------------------------------------------------------
JC Decaux S.A. (Advertising)                                     (a)(e)             218,400           5,094,754
-----------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)                                           34,900           6,090,032
=================================================================================================================
                                                                                                     22,593,319
=================================================================================================================

HONG KONG--0.19%

Television Broadcasts Ltd.-ADR (Broadcasting & Cable TV)         (d)(f)             138,900           1,476,146
=================================================================================================================

JAPAN--0.33%

Sony Corp.-ADR (Consumer Electronics)                                                64,500           2,631,600
=================================================================================================================

NETHERLANDS--1.36%

Jetix Europe N.V. (Broadcasting & Cable TV)                      (a)(e)             580,443          10,854,178
=================================================================================================================

SWITZERLAND--2.04%

Compagnie Financiere Richemont A.G.-Class A (Apparel,
Accessories & Luxury Goods)                                         (e)             197,700           8,606,833
-----------------------------------------------------------------------------------------------------------------
Pargesa Holding S.A.-Class B (Multi-Sector Holdings)                (e)              89,200           7,622,493
=================================================================================================================
                                                                                                     16,229,326
=================================================================================================================

UNITED KINGDOM--5.22%

Diageo PLC (Distillers & Vintners)                                                  774,600          11,227,992
-----------------------------------------------------------------------------------------------------------------
InterContinental Hotels Group PLC (Hotels, Resorts & Cruise
Lines)                                                              (e)           1,271,177          18,373,699
-----------------------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                                       1,112,030          12,034,327
=================================================================================================================
                                                                                                     41,636,018
=================================================================================================================

Total Foreign Stocks & Other Equity Interests  (Cost $108,361,337                                   156,740,284
=================================================================================================================

I-LEI-QTR-1

                                                                                  SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.53%
Premier Portfolio-Institutional Class(Cost $12,192,815)             (g)          12,192,815     $    12,192,815
=================================================================================================================

TOTAL INVESTMENTS--99.79% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $569,191,188)                                                                                 795,467,795
=================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.00%
Premier Portfolio-Institutional Class                            (g)(h)          15,954,609          15,954,609
=================================================================================================================

Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $15,954,609)                                                                15,954,609
=================================================================================================================

TOTAL INVESTMENTS--101.79%  (Cost $585,145,797)                                                     811,422,404
=================================================================================================================
OTHER ASSETS LESS LIABILITIES--(1.79%)                                                              (14,244,088)
=================================================================================================================
NET ASSETS--100.00%                                                                             $   797,178,316
=================================================================================================================


Investment Abbreviations:
ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Each unit represents one common share and one trust paired share.

(c)  Each unit represents one common share and one Class B share.

(d) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2005.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2005 was $105,624,307, which represented 13.25% of the Fund's Net Assets. See Note 1A.

(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at December 31, 2005 represented 0.19% of the Fund's Net Assets. See Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

I-LEI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

I-LEI-QTR-1
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

I-LEI-QTR-1                           F-7
     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended December 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                                                                      UNREALIZED                                    REALIZED
                   VALUE        PURCHASES AT     PROCEEDS FROM       APPRECIATION         VALUE       DIVIDEND      GAIN
FUND              03/31/05          COST             SALES          (DEPRECIATION)       12/31/05       INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class           $  24,712,532   $ 195,076,142   $(207,595,859)   $          --   $  12,192,815   $     616,563   $          --
==============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       CHANGE IN
                                                                      UNREALIZED                                    REALIZED
                   VALUE        PURCHASES AT     PROCEEDS FROM       APPRECIATION         VALUE       DIVIDEND      GAIN
FUND              03/31/05          COST             SALES          (DEPRECIATION)       12/31/05      INCOME*       (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class           $  26,348,886   $ 250,975,108   $(261,369,385)   $          --   $  15,954,609   $     104,756   $          --
==============================================================================================================================
TOTAL           $  51,061,418   $ 446,051,250   $(468,965,244)   $          --   $  28,147,424   $     721,319   $          --
==============================================================================================================================

* Net of compensation to counterparties.

I-LEI-QTR-1

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At December 31, 2005, securities with an aggregate value of $15,367,951 were on loan to brokers. The loans were secured by cash collateral of $15,954,609 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended December 31, 2005, the Fund received dividends on cash collateral of $104,756 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2005 was $143,709,429 and $254,376,621, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                 $   220,315,323
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (8,094,994)
==============================================================================================
Net unrealized appreciation of investment securities                       $   212,220,329
==============================================================================================
Cost of investments for tax purposes is $599,202,075.

I-LEI-QTR-1

                              AIM TECHNOLOGY FUND
          Quarterly Schedule of Portfolio Holdings o December 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com           I-TEC-QTR-1 12/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
December 31, 2005
(Unaudited)

                                                                                               SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS--83.73%
APPLICATION SOFTWARE--6.78%

Adobe Systems Inc.                                                                              701,517                $  25,928,068
------------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.                                                                (a)                  550,179                   15,129,922
------------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                  299,069                   12,845,014
------------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.                                               (a)                  596,152                   10,086,892
------------------------------------------------------------------------------------------------------------------------------------
Quest Software, Inc.                                                       (a)                  785,273                   11,457,133
------------------------------------------------------------------------------------------------------------------------------------
Witness Systems, Inc.                                                      (a)                  317,600                    6,247,192
====================================================================================================================================
                                                                                                                          81,694,221
====================================================================================================================================

BIOTECHNOLOGY--3.16%

Amgen Inc.                                                                 (a)                  158,594                   12,506,723
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                                            (a)                  128,814                   11,915,295
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                                              (a)                  192,938                   13,656,152
------------------------------------------------------------------------------------------------------------------------------------
Ingenex, Inc.-Series B, Pfd. (Acquired 09/27/94; Cost $178,316)            (a)(b)(c)             30,627                            0
====================================================================================================================================
                                                                                                                          38,078,170
====================================================================================================================================

BROADCASTING & CABLE TV--1.48%

Sirius Satellite Radio Inc.                                                (a)(d)             1,326,413                    8,886,967
------------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Class A                                   (a)                  327,700                    8,939,656
====================================================================================================================================
                                                                                                                          17,826,623
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--12.31%

ADTRAN, Inc.                                                                                    642,351                   19,103,519
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                        (a)                  902,181                   15,445,339
------------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                                  (a)                  597,791                   15,895,263
------------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                                                               (a)                1,077,814                   21,189,823
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                1,402,477                   31,681,955
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                                   361,993                   15,594,658
------------------------------------------------------------------------------------------------------------------------------------
SafeNet, Inc.                                                              (a)                  323,033                   10,408,123
------------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                        214,088                    9,220,770
------------------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.                                                              (a)                  899,413                    9,803,602
====================================================================================================================================
                                                                                                                         148,343,052
====================================================================================================================================

COMPUTER HARDWARE--6.13%

Apple Computer, Inc.                                                       (a)(e)               486,145                   34,948,964
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                             941,892                   26,966,368
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                           145,270                   11,941,194
====================================================================================================================================
                                                                                                                          73,856,526
====================================================================================================================================

I-TEC-QTR-1                           F-1

                                                                                               SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--4.97%

Electronics for Imaging, Inc.                                              (a)                  356,898                $   9,497,056
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                                  (a)                2,811,107                   38,287,277
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.                                                    (a)                  447,505                   12,082,635
====================================================================================================================================
                                                                                                                          59,866,968
====================================================================================================================================

CONSUMER ELECTRONICS--0.52%

Directed Electronics, Inc.                                                 (a)                  439,670                    6,309,265
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.77%

DST Systems, Inc.                                                          (a)                  310,446                   18,598,820
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                283,309                   12,185,120
------------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.                                                               (a)                  339,263                   14,679,910
====================================================================================================================================
                                                                                                                          45,463,850
====================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.53%

Evergreen Solar, Inc.                                                      (a)(d)               599,531                    6,385,005
====================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.27%

SunPower Corp.-Class A                                                     (a)(d)                97,435                    3,311,816
====================================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.70%

Electronic Arts Inc.                                                       (a)                  161,621                    8,454,395
====================================================================================================================================

INTERNET RETAIL--1.65%

eBay Inc.                                                                  (a)                  320,138                   13,845,969
------------------------------------------------------------------------------------------------------------------------------------
VistaPrint Ltd.                                                            (a)                  264,143                    6,010,310
====================================================================================================================================
                                                                                                                          19,856,279
====================================================================================================================================

INTERNET SOFTWARE & SERVICES--9.99%

Akamai Technologies, Inc.                                                  (a)                  961,586                   19,164,409
------------------------------------------------------------------------------------------------------------------------------------
Google Inc.-Class A                                                        (a)                   86,362                   35,828,139
------------------------------------------------------------------------------------------------------------------------------------
Homestore, Inc.                                                            (a)                  101,083                      515,523
------------------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc.                                             (a)                  158,469                    6,772,965
------------------------------------------------------------------------------------------------------------------------------------
Openwave Systems Inc.                                                      (a)                  926,981                   16,194,358
------------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                                (a)                1,068,237                   41,853,526
====================================================================================================================================
                                                                                                                         120,328,920
====================================================================================================================================

IT CONSULTING & OTHER SERVICES--1.97%

Cognizant Technology Solutions Corp.-Class A                               (a)                  470,453                   23,687,309
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.66%

BlueStream Ventures L.P. (Acquired 08/03/00-06/14/05;
Cost $20,272,527)                                                          (a)(b)(c)(f)(g)   21,289,111                    7,991,719
====================================================================================================================================

I-TEC-QTR-1                           F-2

                                                                                               SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
PUBLISHING--1.02%

Getty Images, Inc.                                                         (a)                  138,002                  $12,319,439
====================================================================================================================================

SEMICONDUCTOR EQUIPMENT--2.82%

Applied Materials, Inc.                                                                         928,165                   16,651,280
------------------------------------------------------------------------------------------------------------------------------------
FormFactor Inc.                                                            (a)                  472,715                   11,548,427
------------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.                                                         (a)                  162,316                    5,791,435
====================================================================================================================================
                                                                                                                          33,991,142
====================================================================================================================================

SEMICONDUCTORS--17.55%

Analog Devices, Inc.                                                                            333,760                   11,971,971
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.-Class A                                                     (a)                  540,153                   25,468,214
------------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.-Class A                                      (a)                  181,786                    4,579,189
------------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.-Class B                                      (a)                  940,178                   23,664,280
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   1,125,918                   28,102,913
------------------------------------------------------------------------------------------------------------------------------------
Intersil Corp.-Class A                                                                          550,160                   13,687,981
------------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                         468,275                   16,890,679
------------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                 269,469                    9,765,557
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                       373,579                   12,010,565
------------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                    792,082                   20,578,290
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                                               (a)                  372,448                   13,616,699
------------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.                                                           (a)                  799,638                    6,165,209
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                          776,749                   24,910,340
====================================================================================================================================
                                                                                                                         211,411,887
====================================================================================================================================

SYSTEMS SOFTWARE--4.54%

Microsoft Corp.                                                                               1,415,339                   37,011,115
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                               (a)                1,444,304                   17,634,952
====================================================================================================================================
                                                                                                                          54,646,067
====================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.72%

Ingram Micro Inc.-Class A                                                  (a)                  432,184                    8,613,427
====================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.19%

NII Holdings Inc.                                                          (a)                  373,638                   16,320,508
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                             256,038                    5,981,048
------------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings Inc.                                                    (a)                  196,507                    4,106,996
====================================================================================================================================
                                                                                                                          26,408,552
====================================================================================================================================

Total Domestic Common Stocks & Other Equity
Interests (Cost $750,373,362)                                                                                          1,008,844,632
====================================================================================================================================

I-TEC-QTR-1                           F-3

                                                                                               SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--16.35%
CANADA--2.04%

Nortel Networks Corp. (Communications Equipment)                           (a)                3,670,500                  $11,231,730
------------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (Integrated Telecommunication Services)                                             324,900                   13,374,948
====================================================================================================================================
                                                                                                                          24,606,678
====================================================================================================================================

CHINA--0.10%

Suntech Power Holdings Co., Ltd.-ADR (Electrical Components &
Equipment)                                                                 (a)                   42,933                    1,169,924
====================================================================================================================================

FRANCE--1.30%

Alcatel S.A.-ADR (Communications Equipment)                                (a)(d)               784,784                    9,731,322
------------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.-ADR (Application Software)                           (a)                  147,261                    5,950,817
====================================================================================================================================
                                                                                                                          15,682,139
====================================================================================================================================

GERMANY--1.09%

SAP A.G.-ADR (Application Software)                                                             290,641                   13,099,190
====================================================================================================================================

ISRAEL--1.11%

NICE Systems Ltd.-ADR (Communications Equipment)                           (a)                  278,416                   13,408,515
====================================================================================================================================

JAPAN--0.48%

SUMCO Corp. (Semiconductors)                                               (a)                  110,600                    5,805,257
====================================================================================================================================

MEXICO--1.38%

America Movil S.A. de C.V.-Series L-ADR (Wireless
Telecommunication Services)                                                                     566,972                   16,589,601
====================================================================================================================================

NETHERLANDS--0.82%

ASML Holding N.V.-New York Shares (Semiconductor Equipment)                (a)                  490,231                    9,843,838
====================================================================================================================================

RUSSIA--0.82%

Vimpel-Communications-ADR (Wireless Telecommunication
Services)                                                                  (a)                  222,762                    9,852,763
====================================================================================================================================

SINGAPORE--2.77%

Marvell Technology Group Ltd. (Semiconductors)                             (a)(e)               595,314                   33,391,162
====================================================================================================================================

SOUTH KOREA--0.67%

Samsung Electronics Co., Ltd. (Semiconductors)                             (h)                   12,630                    8,135,710
====================================================================================================================================

I-TEC-QTR-1                           F-4

                                                                                               SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
SWEDEN--1.47%

Telefonaktiebolaget LM Ericsson-ADR (Communications
Equipment)                                                                                      515,370                  $17,728,728
====================================================================================================================================

TAIWAN--2.30%

Acer Inc. (Computer Hardware)                                              (h)                2,492,000                    6,223,841
------------------------------------------------------------------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer Storage & Peripherals)              (h)                  852,000                    6,778,311
------------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Electronic
Manufacturing Services)                                                                       2,680,952                   14,700,664
====================================================================================================================================
                                                                                                                          27,702,816
====================================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $154,406,890)                                                                                                      197,016,321
====================================================================================================================================

TOTAL INVESTMENTS--100.08% (excluding investments purchased
with cash collateral from securities loaned) (Cost $904,780,252)                                                       1,205,860,953
====================================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED
MONEY MARKET FUNDS--1.36%

Premier Portfolio-Institutional Class                                      (i)(j)             16,336,558                  16,336,558
====================================================================================================================================
Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $16,336,558)                                                                                     16,336,558
====================================================================================================================================


TOTAL INVESTMENTS--101.44%  (Cost $921,116,810)                                                                        1,222,197,511
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES--(1.44%)                                                                                  (17,340,568)
====================================================================================================================================
NET ASSETS--100.00%                                                                                                   $1,204,856,943
====================================================================================================================================

I-TEC-QTR-1                           F-5

Investment Abbreviations:

ADR                                                  American Depositary Receipt
Pfd.                                                 Preferred

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at December 31, 2005 was $7,991,719, which represented 0.66% of the Fund's Net Assets. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2005 was $7,991,719, which represented 0.66% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities.

(d) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2005.

(e) A portion of this security is subject to call options written. See Note 1F and Note 4.

(f) The fund has a remaining commitment of $6,358,852 to purchase additional interests in BlueStream Ventures L.P., which is subject to terms and limitations of the limited partnership agreement.

(g) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security at of December 31, 2005 represented 0.66% of the Fund's Net Assets. See Note 2.

(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2005 was $21,137,862, which represented 1.75% of the Fund's Net Assets. See
         Note 1A.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

I-TEC-QTR-1                           F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

I-TEC-QTR-1                           F-7

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain

I-TEC-QTR-1                           F-8

         (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

I-TEC-QTR-1                           F-9

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended December 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            CHANGE IN
                                                                            UNREALIZED
                           VALUE      PURCHASES AT                         APPRECIATION       VALUE       DIVIDEND     REALIZED GAIN
FUND                     03/31/05         COST      PROCEEDS FROM SALES   (DEPRECIATION)    12/31/05       INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $  59,112,303  $ 300,197,915   $  (359,310,218)    $       --       $     --      $  341,727      $     --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                                           UNREALIZED
                       VALUE         PURCHASES AT                         APPRECIATION     VALUE        DIVIDEND       REALIZED GAIN
FUND                  03/31/05           COST        PROCEEDS FROM SALES (DEPRECIATION)   12/31/05       INCOME*          (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $ 7,397,327    $ 723,689,542   $ (714,750,311)     $      --        $ 16,336,558    $ 135,815       $      --
====================================================================================================================================

----------
* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended December 31, 2005.


                                                                                 CHANGE IN
                                                                                 UNREALIZED                                 REALIZED
                              VALUE         PURCHASES AT                         APPRECIATION      VALUE         DIVIDEND     GAIN
 COMPANY                    03/31/05            COST       PROCEEDS FROM SALES  (DEPRECIATION)    12/31/05        INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
BlueStream Ventures
L.P.                     $   6,153,899    $     2,488,246   $             --    $ (650,426)     $  7,991,719    $     --   $      --
====================================================================================================================================
 TOTAL                   $  72,663,529    $ 1,026,375,703   $ (1,074,060,529)   $ (650,426)     $ 24,328,277    $ 477,542  $      --
====================================================================================================================================

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.


I-TEC-QTR-1                           F-10

Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
         At December 31, 2005, securities with an aggregate value of $15,569,273 were on loan to brokers. The loans were secured by cash collateral of $16,336,558 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2005, the Fund received dividends on cash collateral of $135,815 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- OPTION CONTRACTS WRITTEN

         TRANSACTIONS DURING THE PERIOD
-------------------------------------------------

                        CALL OPTION CONTRACTS
                        ------------------------
                        NUMBER OF       PREMIUMS
                        CONTRACTS       RECEIVED
                        ------------------------
Beginning of period      10,040      $   624,671
-------------------------------------------------
Written                  17,605        3,095,114
-------------------------------------------------
Closed                   (6,932)      (1,744,199)
-------------------------------------------------
Exercised                (2,210)        (196,676)
-------------------------------------------------
Expired                 (17,340)      (1,500,829)
=================================================
End of period             1,163      $   278,081
=================================================

                                     OPEN CALL OPTIONS WRITTEN AT PERIOD END

                                                                                            CHANGE IN
                                     CONTRACT   STRIKE  NUMBER OF  PREMIUMS     VALU      APPRECIATION
                                      MONTH     PRICE   CONTRACTS  RECEIVED    12/31/05  (DEPRECIATION)

Apple Computer, Inc.                  Jan-06     $60       729     $173,057     $896,670     ($723,613)
-------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.         Jan-06      60       434      105,024       21,700        83,324
=======================================================================================================
Total outstanding options written                        1,163     $278,081     $918,370     ($640,289)
=======================================================================================================

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2005 was $1,004,517,717 and $1,229,782,905, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

         At the request of the Trustee, AIM recovered third party research credits, during the nine months ended December 31, 2005, in the amount of $110,978. These research credits were recorded as realized gains.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities                        $ 318,222,000
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (22,756,103)
================================================================================================
Net unrealized appreciation of investment securities                              $ 295,465,897
====================================================================-===========================
Cost of investments for tax purposes is $926,731,614


I-TEC-QTR-1                           F-11

                               AIM UTILITIES FUND

           Quarterly Schedule of Portfolio Holdings - December 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

AIMinvestments.com              I-UTI-QTR-1 12/05              AIM Advisors,Inc.

SCHEDULE OF INVESTMENTS
December 31, 2005
(Unaudited)

                                                          SHARES        VALUE
                                                        ---------   ------------
DOMESTIC COMMON STOCKS--85.26%
COAL & CONSUMABLE FUELS--3.23%
Peabody Energy Corp.                                      115,000   $  9,478,300
                                                                    ------------

ELECTRIC UTILITIES--21.87%
Cinergy Corp.                                             110,000      4,670,600
Edison International                                      215,000      9,376,150
Entergy Corp.                                             130,000      8,924,500
Exelon Corp.                                              250,000     13,285,000
FirstEnergy Corp.                                         180,000      8,818,200
FPL Group, Inc.                                           215,000      8,935,400
PPL Corp.                                                 260,000      7,644,000
Westar Energy, Inc.                                       120,000      2,580,000
                                                                    ------------
                                                                      64,233,850
                                                                    ------------

GAS UTILITIES--7.60%
Equitable Resources, Inc.                                 205,000      7,521,450
Peoples Energy Corp.                                       55,000      1,928,850
Questar Corp.                                             170,000     12,869,000
                                                                    ------------
                                                                      22,319,300
                                                                    ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--13.65%
Constellation Energy Group                                150,000      8,640,000
Duke Energy Corp.                                         363,000      9,964,350
NRG Energy, Inc. (a)                                      115,000      5,418,800
TXU Corp.                                                 320,000     16,060,800
                                                                    ------------
                                                                      40,083,950
                                                                    ------------

INTEGRATED TELECOMMUNICATION SERVICES--7.83%
AT&T Inc.                                                 240,000      5,877,600
BellSouth Corp.                                           320,000      8,672,000
Verizon Communications Inc.                               280,000      8,433,600
                                                                    ------------
                                                                      22,983,200
                                                                    ------------

                                                          SHARES        VALUE
                                                        ---------   ------------
MULTI-UTILITIES--20.83%
Ameren Corp.                                              120,000   $  6,148,800
CenterPoint Energy, Inc.                                  310,000      3,983,500
Dominion Resources, Inc.                                  185,000     14,282,000
KeySpan Corp.                                             145,000      5,175,050
OGE Energy Corp.                                           90,000      2,411,100
PG&E Corp.                                                330,000     12,249,600
PNM Resources Inc.                                        110,000      2,693,900
SCANA Corp.                                                76,900      3,028,322
Sempra Energy                                             250,000     11,210,000
                                                                    ------------
                                                                      61,182,272
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION--8.37%
Kinder Morgan, Inc.                                       130,000     11,953,500
Williams Cos., Inc. (The)                                 545,000     12,627,650
                                                                    ------------
                                                                      24,581,150
                                                                    ------------
WATER UTILITIES--1.88%
Aqua America Inc.                                         201,666      5,505,482
                                                                    ------------
Total Domestic Common Stocks (Cost $181,345,732)                     250,367,504
                                                                    ------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--12.53%
FRANCE--2.70%
Veolia Environnement (Multi-Utilities) (b)(c)             175,000      7,929,383
                                                                    ------------
GERMANY--2.82%
E.ON A.G. (Electric Utilities) (b)                         80,000      8,279,503
                                                                    ------------
ITALY--2.14%
Enel S.p.A. (Electric Utilities) (c)                      800,000      6,283,876
                                                                    ------------
SPAIN--1.00%
Endesa, S.A. (Electric Utilities) (b)                     110,938      2,918,509
                                                                    ------------
UNITED KINGDOM--3.87%
National Grid PLC (Multi-Utilities) (b)                 1,000,000      9,781,698
Vodafone Group PLC-ADR (Wireless Telecommunication
   Services)                                               74,100      1,590,927
                                                                    ------------
                                                                      11,372,625
                                                                    ------------
Total Foreign Stocks & Other Equity Interests (Cost
   $31,395,235)                                                       36,783,896
                                                                    ------------

                                                          SHARES        VALUE
                                                        ---------   ------------
MONEY MARKET FUNDS--2.06%
Premier Portfolio-Institutional Class
   (Cost $6,064,983) (d)                                6,064,983   $  6,064,983
                                                                    ------------
TOTAL INVESTMENTS--99.85% (excluding investments
   purchased with cash collateral from securities
   loaned) (Cost $218,805,950)                                       293,216,383
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS--2.89%
Premier Portfolio-Institutional Class (d)(e)            8,485,320      8,485,320
                                                                    ------------
Total Money Market Funds (purchased with cash
   collateral from securities loaned)
   (Cost $8,485,320)                                                   8,485,320
                                                                    ------------
TOTAL INVESTMENTS--102.74%  (Cost $227,291,270)                      301,701,703
                                                                    ------------
OTHER ASSETS LESS LIABILITIES--(2.74%)                                (8,039,310)
                                                                    ------------
NET ASSETS--100.00%                                                 $293,662,393
                                                                    ------------

Investment Abbreviations:

ADR                                                  American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2005 was $28,909,093, which represented 9.84% of the Fund's Net Assets. See Note 1A.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2005.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended December 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          CHANGE IN
                                                                         UNREALIZED
                              VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND    REALIZED
FUND                        03/31/05        COST           SALES       (DEPRECIATION)    12/31/05     INCOME    GAIN (LOSS)
----                       ----------   ------------   -------------   --------------   ----------   --------   -----------
Premier Portfolio
   - Institutional Class   $1,026,579    $84,377,424   $(79,339,020)        $--         $6,064,983   $169,254       $--

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                                          UNREALIZED
                              VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                         03/31/05        COST           SALES       (DEPRECIATION)     12/31/05     INCOME*   GAIN (LOSS)
----                       -----------   ------------   -------------   --------------   -----------   --------   -----------
Premier Portfolio
   - Institutional Class   $11,544,702   $ 29,975,116   $ (33,034,498)        $--        $ 8,485,320   $ 31,204       $--
                           -----------   ------------   -------------         ---        -----------   --------       ---
   TOTAL                   $12,571,281   $114,352,540   $(112,373,518)        $--        $14,550,303   $200,458       $--
                           -----------   ------------   -------------         ---        -----------   --------       ---

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At December 31, 2005, securities with an aggregate value of $7,988,848 were on loan to brokers. The loans were secured by cash collateral of $8,485,320 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2005, the Fund received dividends on cash collateral of $31,204 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2005 was $83,024,947 and $56,475,374, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $72,329,349
Aggregate unrealized (depreciation) of investment securities    (3,627,365)
                                                               -----------
Net unrealized appreciation of investment securities           $68,701,984
                                                               ===========

Cost of investments for tax purposes is $232,999,719.

Item 2. Controls and Procedures.

     (a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 1, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 1, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
     Sidney M. Dilgren
     Principal Financial Officer

Date: March 1, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.